COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 1,223,390	$ 2,243,907	$ 985,214
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2018	1,622,226
2019	1,441,236
2020	1,492,308
2021	1,566,186
2022	1,645,521
Thereafter	14,329,743
Total	22,097,220
Capital Commitment	$ 2,300,000	$ 2,200,000